Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 09, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management team
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits		$ 9.7	$ 8.2
Share-based payments		3.1	2.5
Related party compensation		12.8	10.7
Board of Directors
Disclosure of transactions between related parties [line items]
Retainers and fees		0.8	0.8
Share-based payments		0.3	0.1
Related party compensation		1.1	$ 0.9
Lissom
Disclosure of transactions between related parties [line items]
Amount of operating companies managed		$ 50.0
Subsequent event | Fairfax India
Disclosure of transactions between related parties [line items]
Performance fee revenue	$ 114.4